Alliance
Capital
Reserves

                                Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS                                 Alliance Capital Reserves
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Capital Reserves Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Capital Reserves Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                                          Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield           Value
--------------------------------------------------------------------------------
            COMMERCIAL
            PAPER-43.1%
            ABN AMRO
$  175,000  8/14/01.................      3.78%  $   174,192,569
            American General Corp.
    88,000  7/10/01.................      3.79        87,916,620
            Australia New Zealand
            (Delaware)
    70,000  8/15/01.................      3.78        69,669,687
            AWB Finance, Ltd.
    60,000  7/10/01.................      3.82        59,942,700
            Bank of America Corp.
    60,000  8/10/01.................      4.15        59,723,333
            Banque Caisse
            d'Epargne L'Etat
   130,000  9/17/01.................      3.70       128,957,833
    30,000  8/23/01.................      3.87        29,829,296
    58,000  12/17/01................      3.91        56,935,394
            Banque Generale
            Du Luxembourg
    32,000  7/23/01.................      4.22        31,917,476
            Barclays U.S.
            Funding Corp.
   100,000  7/30/01.................      3.77        99,696,306
    60,000  8/14/01.................      3.99        59,707,400
            Barton Capital Corp.
    58,095  8/10/01 (b).............      3.80        57,849,710
            Bavaria Funding Trust
   180,000  7/09/01(b)..............      3.85       179,846,000
            Bavaria Universal
            Funding Corp.
    15,000  11/02/01................      4.07        14,789,717
            Bayerische Landesbank
   115,000  8/15/01.................      3.68       114,471,719
            BellSouth Corp.
    50,000  8/17/01 (b).............      3.77        49,753,903
            BP Amoco Capital Plc
   129,000  7/02/01.................      4.15       128,985,129
            CBA (Finance)
            Delaware, Inc.
    30,000  8/29/01.................      3.85        29,810,708
            Centric Capital Corp.
    30,000  9/04/01 (b).............      3.81        29,793,625
            CIT Group, Inc.
   200,000  8/23/01.................      3.90       198,851,667
            CS First Boston, Inc.
    88,000  11/21/01 (b)............      3.94        86,622,751
            CXC, Inc.
    59,000  7/31/01.................      3.93        58,806,775
            Danske Corp.
   100,000  9/18/01.................      3.69        99,190,250
            Dexia CLF Finance Co.
    60,000  9/12/01 (b).............      3.74        59,544,967
            Dresdner Bank
    30,000  8/31/01.................      3.86        29,803,783
            Dupont E.I.
            de Nemours & Co.
    33,000  8/17/01.................      3.84        32,834,560
            Eksportfinans AS
   110,000  7/03/01.................      4.12       109,974,823
            Enterprise Funding
            Corp.
    92,000  8/15/01.................      3.78        91,561,949
            Exxon Project
            Investment Corp.
   120,000  7/10/01.................      3.84       119,884,800
            Ford Motor Credit
            Corp.
   175,000  8/23/01.................      3.74       174,054,611
            GE Capital
            International Funding
    85,000  7/16/01 (b).............      3.83        84,864,354
   225,000  7/17/01 (b).............      3.83       224,617,000
            HSBC Bank PLC
   100,000  9/18/01.................      3.72        99,183,666
    17,000  9/19/01.................      3.72        16,859,467
    56,000  9/17/01.................      4.45        55,460,067
            ING Insurance
            Holdings, Inc.
    50,000  9/06/01.................      3.86        49,640,806
     9,000  9/10/01.................      3.86         8,931,485
            J.P. Morgan Chase
            & Co.
   117,000  8/07/01 (b).............      3.88       116,533,430
            Kitty Hawk Funding
    50,000  7/31/01 (b).............      3.83        49,840,417
            Merck & Co., Inc.
   210,000  7/02/01.................      4.12       209,975,967
            Merrill Lynch & Co.,
            Inc.
   140,000  7/02/01.................      4.12       139,983,978
            Morgan Stanley
            Dean Witter
   200,000  7/31/01.................      3.77       199,392,611
            National Rural
            Utility Corp.
    85,000  8/13/01.................      3.74        84,620,286
   100,000  7/30/01.................      3.87        99,688,250

                                                       Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield           Value
--------------------------------------------------------------------------------
            Nordea North America,
            Inc.
$  143,000  9/28/01.................      3.69%  $   141,696,543
            Pfizer, Inc.
   138,000  7/10/01 (b).............      3.93       137,864,415
            Prudential Funding
            Corp.
   115,000  8/28/01.................      3.86       114,284,828
            Salomon Smith Barney
            Holdings, Inc.
   170,000  8/10/01.................      3.79       169,284,111
            San Paolo IMI Corp.
   200,000  8/27/01.................      3.77       198,806,167
            SBC Communications,
            Inc.
    40,000  7/30/01 (b).............      3.93        39,873,367
            Sheffield Receivables
            Corp.
    76,000  7/31/01 (b).............      3.89        75,753,633
            Societe Generale N.A.,
            Inc.
   117,000  8/01/01.................      3.79       116,618,157
            Texaco, Inc.
    75,000  7/30/01 (b).............      3.93        74,762,562
            UBS Finance, Inc.
   300,000  7/02/01.................      4.14       299,965,500
            Variable Funding
            Capital Corp.
   100,000  7/11/01 (b).............      3.95        99,890,278
            Verizon Network
            Funding
    30,000  8/21/01.................      3.70        29,842,750
    30,000  8/15/01.................      3.76        29,859,000
    46,000  8/09/01.................      3.78        45,811,630
    40,000  7/30/01.................      3.94        39,873,044
            Wells Fargo & Co.
   100,000  8/17/01.................      3.68        99,519,555
    35,000  7/31/01.................      3.77        34,893,707
    65,000  8/13/01.................      3.79        64,705,749
                                                 ---------------
            Total Commercial Paper
            (cost $5,777,816,841)...               5,777,816,841
                                                 ---------------
            U.S. GOVERNMENT
            AGENCIES-20.8%
            Federal Farm Credit
            Bank
    75,000  3.75%, 8/31/01..........      3.78        74,523,438
            Federal Home Loan
            Bank
    57,000  3.75%, 8/29/01..........      3.71        56,648,803
    50,000  4.16%, 5/14/02..........      4.26        49,990,229
            Federal Home Loan
            Mortgage Corp.
    20,000  3.73%, 9/26/01..........      3.76        19,819,717
    60,000  3.74%, 9/07/01..........      3.77        59,576,133
   285,461  3.76%, 8/30/01..........      3.79       283,648,220
   165,890  4.15%, 5/15/02..........      4.18       165,848,348
   162,000  4.18%, 5/14/02..........      4.21       161,983,116
            Federal National
            Mortgage Association
   410,000  3.67%, 9/06/01..........      3.70       407,199,586
   140,000  3.75%, 9/17/01 FRN......      3.95       139,942,175
   515,000  3.92%, 3/22/02 FRN......      3.92       515,000,000
   100,000  6.48%, 11/09/01.........      3.78       100,937,192
            Student Loan
            Marketing Association FRN
   500,000  3.89%, 12/12/01 ........      3.90       499,978,276
   250,000  3.96%, 1/09/02 .........      3.96       250,000,000
                                                 ---------------
            Total U.S. Government
            Agencies
            (cost $2,785,095,233)...               2,785,095,233
                                                 ---------------
            CERTIFICATES OF
            DEPOSIT-18.1%
            Australia New Zealand
            (Delaware)
    92,000  3.76%, 8/24/01..........      3.76        92,000,000
            Banca Intesa SPA
   110,000  3.72%, 9/28/01..........      3.72       110,000,000
            Bank of Nova Scotia
    65,000  3.78%, 9/04/01..........      3.78        65,000,000
    90,000  3.93%, 8/01/01..........      3.93        90,000,000
            Bayerische
            Landesbank FRN
    95,000  3.74%, 10/25/01 ........      3.78        94,989,412
            Credit Agricole
            Indosuez
    60,000  3.66%, 9/20/01..........      3.78        59,990,173
    80,000  3.90%, 11/30/01.........      3.90        80,000,000
            Den Danske Corp.
    36,500  4.00%, 11/26/01.........      3.99        36,501,470
            Dexia CLF Finance Co.
   100,000  3.96%, 8/15/01 (b)......      3.96       100,000,000
            Firstar Bank NA
    49,000  4.15%, 9/28/01..........      4.15        49,000,000
    25,000  4.18%, 8/31/01..........      4.18        25,000,000

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield           Value
--------------------------------------------------------------------------------
            Landesbank Baden-
            Wurttemberg
$   40,000  3.63%, 9/28/01..........      3.75%  $    39,988,245
   100,000  4.61%, 9/28/01..........      4.61       100,001,208
            Lloyds Bank PLC
    37,000  4.17%, 9/27/01..........      4.17        37,000,000
            Nordeutsche
            Landesbank
   150,000  3.78%, 7/31/01..........      3.78       150,000,000
            Rabobank Nederland
    88,000  4.58%, 9/28/01..........      4.58        88,000,000
            Regions Bank
    45,000  4.55%, 9/17/01..........      4.55        45,000,000
    44,000  4.55%, 9/27/01..........      4.55        44,000,000
            Royal Bank of Canada
   115,000  6.26%, 9/12/01..........      6.26       115,000,000
            Royal Bank of Scotland
   110,000  3.80%, 8/14/01..........      3.80       110,000,000
            Southtrust Bank NA
    43,000  3.80%, 9/11/01..........      3.80        43,000,000
   100,000  3.93%, 8/15/01..........      3.93       100,000,000
    58,000  4.03%, 8/14/01..........      4.03        58,000,000
            State Street Bank &
            Trust Co.
   250,000  3.77%, 7/31/01..........      3.77       250,000,000
            Svenska
            Handelsbanken
   150,000  3.77%, 8/24/01..........      3.76       150,002,237
            U.S. Bank NA
   112,000  4.51%, 9/17/01..........      4.51       112,000,000
            Westdeutsche
            Landesbank
    60,000  4.43%, 5/08/02..........      4.43        60,000,000
            Westpac Bank
    97,600  3.89%, 11/19/01.........      3.91        97,590,753
    23,000  3.95%, 11/19/01.........      3.91        23,003,119
                                                 ---------------
            Total Certificates
            of Deposit
            (amortized cost
            $2,425,066,617).........               2,425,066,617
                                                 ---------------
            CORPORATE
            OBLIGATIONS-9.0%
            Abbey National
            Treasury Services Plc
    85,000  3.76%, 10/25/01.........      3.76        85,000,000
            Aid Housing Guaranty
            Project Portugal FRN
     9,688  5.34%, 12/01/16 ........      5.34         9,687,500
            Bank One NA
   100,000  4.14%, 9/06/01 (b)......      4.14       100,000,000
            Beta Finance, Inc. FRN
    60,000  3.87%, 1/14/02 (b) .....      3.87        60,000,000
            Centauri Corp. USA,
            Inc.
    60,000  3.87%, 1/14/02 (b)......      3.87        60,000,000
   100,000  4.40%, 4/26/02 (b)......      4.36       100,027,836
    59,000  4.42%, 4/25/02 (b)......      4.42        59,000,000
            Credit Suisse
            First Boston
    55,000  3.97%, 7/16/01 (b)......      3.96        55,000,443
            Hartford Life Insurance
            Co.
    50,000  4.09%, 9/04/01..........      4.09        50,000,000
            Lasalle National Bank
            NA
    85,000  3.63%, 7/30/01..........      3.63        85,000,000
            Merrill Lynch & Co.,
            Inc.
    60,000  4.18%, 6/05/02..........      4.18        60,000,000
            Metlife Funding
            Agreement
   150,000  4.11%, 1/02/02 (c)......      4.11       150,000,000
            Sigma Finance, Inc.
    60,000  3.90%, 9/25/01 (b)......      3.90        60,000,000
    65,000  4.03%, 8/06/01 (b)......      4.03        65,000,000
    85,000  4.05%, 11/01/01 (b).....      4.05        85,000,000
            Toyota Motor Credit
            Corp.
    60,000  3.93%, 5/15/02 (b)......      3.93        60,000,000
            Travelers Life
            Funding Agreement
    65,000  4.03%, 8/10/01 (c)......      4.03        65,000,000
                                                 ---------------
            Total Corporate
            Obligations
            (amortized cost
            $1,208,715,779).........               1,208,715,779
                                                 ---------------
            REPURCHASE
            AGREEMENTS-12.0%
            ABN AMRO
   300,000  3.77%, dated 6/28/01,
            due 7/30/01 in the
            amount of $301,005,333
            (cost $300,000,000;
            collateralized by
            $296,415,000
            FNMA, 6.80%,
            due 7/12/01, value
            $306,000,472) (d).......      3.77       300,000,000

                                                       Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield           Value
--------------------------------------------------------------------------------
            Goldman Sachs & Co.
$  650,000  4.10%, dated 6/29/01,
            due 7/02/01 in the
            amount of $650,222,083
            (cost $650,000,000;
            collateralized by
            $1,199,919,558 FHLMCs,
            FNMAs and U.S. Treasury
            Notes, 5.50% to 13.00%,
            due 8/01/03 to 6/01/31,
            value $663,000,000).....      4.10%  $   650,000,000
            Paribas Corp.
   650,000  3.86%, dated 6/29/01,
            due 7/10/01 in the
            amount of $650,766,639
            (cost $650,000,000;
            collateralized by
            $670,605,000 FNMA
            and FNMADN, 0.00%
            to 4.625%, due 12/14/01
            to 5/15/03, value
            $663,000,530) (d).......      3.86       650,000,000
            State Street Bank
            & Trust Co.
     4,500  4.00%, dated 6/29/01,
            due 7/02/01 in the
            amount of $4,501,500
            (cost $4,500,000;
            collateralized by
            $4,535,000 FNMA,
            6.375%, due 6/15/09,
            value $4,637,038).......      4.00         4,500,000
                                                 ---------------
            Total Repurchase
            Agreements
            (amortized cost
            $1,604,500,000).........               1,604,500,000
                                                 ---------------
            TOTAL
            INVESTMENTS-103.0%
            (amortized cost
            $13,801,194,470)........              13,801,194,470
            Other assets less
            liabilities-(3.0%)......                (395,782,779)
                                                 ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            13,406,083,469 shares
            outstanding)............             $13,405,411,691
                                                 ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to $2,171,438,691 representing 16.2% of net assets.

(c) Illiquid securities and subject to restrictions as to resale. These securities amounted to $215,000,000, representing 1.6% of net assets (see Note A).

(d)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

     FHLMC  - Federal Home Loan Mortgage Corp.
     FNMA   - Federal National Mortgage Association
     FNMADN - Federal National Mortgage Association Discount Note
     FRN    - Floating Rate Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001                               Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $     744,190,845
EXPENSES
   Advisory fee (Note B)............................................................      $      56,896,766
   Distribution assistance and administrative service (Note C)......................             51,762,434
   Transfer agency (Note B).........................................................             11,147,735
   Registration fees................................................................              1,787,898
   Printing.........................................................................              1,313,521
   Custodian fees...................................................................              1,096,317
   Audit and legal fees.............................................................                214,090
   Trustees' fees...................................................................                 18,500
   Miscellaneous....................................................................                 88,885
                                                                                          -----------------
   Total expenses...................................................................                                  124,326,146
                                                                                                                -----------------
   Net investment income............................................................                                  619,864,699
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.....................................                                       31,390
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $     619,896,089
                                                                                                                =================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                             Year Ended            Year Ended
                                                                                            June 30, 2001         June 30, 2000
                                                                                        ===================   ===================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................    $       619,864,699   $       566,222,076
   Net realized gain on investment transactions.....................................                 31,390                17,630
                                                                                        -------------------   -------------------
   Net increase in net assets from operations.......................................            619,896,089           566,239,706
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................           (619,864,699)         (566,222,076)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).................................................          3,223,031,949           (95,339,691)
                                                                                        -------------------   -------------------
   Total increase (decrease)........................................................          3,223,063,339           (95,322,061)
NET ASSETS
   Beginning of period..............................................................         10,182,348,352        10,277,670,413
                                                                                        -------------------   -------------------
   End of period....................................................................    $    13,405,411,691   $    10,182,348,352
                                                                                        ===================   ===================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $4,490,279 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $199,711 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                                       Alliance Capital Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $31,081,536. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $20,680,898, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $633,586, of which $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in 2004, $887 expires in
2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $31,390 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2001, capital paid-in aggregated $13,406,045,277. Transactions, all at $1.00 per share, were as follows:

                                                                                             Year Ended            Year Ended
                                                                                              June 30,              June 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Shares sold.........................................................................         21,480,246,627        19,380,248,335
Shares issued on reinvestments of dividends.........................................            619,864,699           566,222,076
Shares redeemed.....................................................................        (18,877,079,377)      (20,041,810,102)
                                                                                          -----------------     -----------------
Net increase (decrease).............................................................          3,223,031,949           (95,339,691)
                                                                                          =================     =================

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                    Year Ended June 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  ============= =============
Net asset value, beginning of period...................     $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income from Investment Operations
Net investment income..................................        .051          .049           .043          .047           .045
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................        (.051)        (.049)         (.043)        (.047)         (.045)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net asset value (a)..         5.18%         4.97%          4.40%         4.83%          4.63%

Ratios/Supplemental Data
Net assets, end of period (in millions)............      $13,405       $10,182        $10,278        $8,015         $5,733
Ratio of expenses to average net assets...............         1.00%         1.00%           .99%         1.00%          1.00%
Net investment income.................................         4.99%         4.88%          4.29%         4.71%          4.53%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                      Alliance Capital Reserves
================================================================================

To the Board of Trustees and Shareholders of Alliance Capital Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Capital Reserves, a portfolio of Alliance Capital Reserves (the "Fund") at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                                       Alliance Capital Reserves
================================================================================

Alliance Capital Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Capital Reserves

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Capital Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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